Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Changes in fair value of investments in equity securities, tax	$ 0	$ 0
Changes in fair value of hedging instruments, tax	0	0
Currency translation adjustment, tax	2,200	1,100
Comprehensive income (loss) attributable to:
Fortuna shareholders	(52,717)	(128,403)
Non-controlling interest	7,206	(7,774)
Comprehensive loss for the year	$ (45,511)	$ (136,177)